VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET

	2020
(in thousands of $)	Vessels	Drydocking expenditure	Mooring equipment	Total
Cost
As of January 1	1,941,948	47,228	37,826	2,027,002
Additions	3,013	1,131	—	4,144
Write-off of fully depreciated and amortized asset	(1,691)	(4,283)	—	(5,974)
As of December 31	1,943,270	44,076	37,826	2,025,172

Depreciation and amortization
As of January 1	(605,243)	(24,929)	(27,165)	(657,337)
Charge for the year	(52,507)	(9,549)	(3,547)	(65,603)
Write-off of fully depreciated and amortized asset	1,691	4,283	—	5,974
As of December 31	(656,059)	(30,195)	(30,712)	(716,966)

Net book value as of December 31	1,287,211	13,881	7,114	1,308,206

	2019
(in thousands of $)	Vessels	Drydocking expenditure	Mooring equipment	Total
Cost
As of January 1	2,143,388	65,088	37,826	2,246,302
Additions	7,547	5,933	—	13,480
Disposal (1)	(208,987)	(17,430)	—	(226,417)
Write-off of fully depreciated and amortized asset	—	(6,363)		(6,363)
As of December 31	1,941,948	47,228	37,826	2,027,002

Depreciation and amortization
As of January 1	(663,123)	(23,804)	(23,618)	(710,545)
Charge for the year	(55,796)	(8,282)	(3,547)	(67,625)
Disposal (1)	113,676	794	—	114,470
Write-off of fully depreciated and amortized asset	—	6,363	—	6,363
As of December 31	(605,243)	(24,929)	(27,165)	(657,337)

Net book value as of December 31	1,336,705	22,299	10,661	1,369,665
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(1) Relates to the de-recognition of the vessel asset carrying value of the Golar Freeze. See note 15.

As of December 31, 2020 and 2019, vessels and equipment with a net book value of $1,188.2 million and $1,241.9 million, respectively, were pledged as security for certain debt facilities (note 26).

The following table presents the market values and carrying values of seven of our vessels that we have determined have a market value that is less than their carrying value as of December 31, 2020. While the market values of these vessels are below their carrying values, no vessel impairment has been recognized on any of these vessels as the estimated future undiscounted cash flows relating to such vessels are greater than their carrying values.

Vessel	2020 Market value(1)	2020 Carrying value	Deficit
(in millions of $)
Golar Winter	145.0	194.0	(49.0)
NR Satu	124.0	135.0	(11.0)
Methane Princess	45.0	103.0	(58.0)
Golar Maria	73.0	166.0	(93.0)
Golar Grand	71.0	98.0	(27.0)
Golar Mazo	54.0	120.0	(66.0)
Golar Igloo	231.0	258.0	(27.0)
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(1) Market values are determined with reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.

Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.